Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets Current And Noncurrent [Abstract]
Summary of Other Assets

Other assets are analysed as follows:

	31/12/25	31/12/24
Advances to suppliers	2,077	2,719
Deferred delivery and commission costs related to finished goods	1,160	844
Deferred costs for Natuzzi Display System	1,687	1,666
Deferred costs for slotting fees	681	842
Deferred costs for Service-Type Warranty	552	316
Other prepaid expenses and accrued income	600	435
Total other assets	6,757	6,822
Less current portion	(4,991)	(5,073)
Non-current portion	1,766	1,749